Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Percent of Consolidated Revenue of Major Customers, Those Whose Total Represented 10% or More of Oil, Natural Gas and NGL Revenues

The percent of consolidated revenue of major customers, those whose total represented 10% or more of our oil, natural gas and NGL revenues, was as follows:

	Year Ended December 31,
	2017		2016	2015
Shell Trading (US) Company	80%		68%	68%
Chevron U.S.A Inc.	*	*	14%	16%

**	less than 10%

Summary of Supplementary Cash Flow Information

Supplementary cash flow information for each period presented was as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Supplemental Non-Cash Transactions:
Capital expenditures included in accounts payable and accrued liabilities	$40,626	$13,832	$30,125
Fair value of assets acquired	$—	$—	$75,519
Fair value of liabilities assumed	$—	$—	$75,519
Capital lease transaction	$—	$124,300	$—
Supplemental Cash Flow Information:
Interest paid, net of amounts capitalized	$47,994	$55,254	$37,247